Deposits and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Deposits and prepaid expenses [Abstract]
Components of Deposits and Prepaid Expenses
The components of deposits and prepaid expenses are as follows:

As at	December 31, 2022	December 31, 2021
Current
Prepaid insurance	$1,778	$1,580
Prepaid electricity	3,191	1,308
Deposits related to power purchase agreement	3,000	–
Miscellaneous deposits	1,923	471
Total current deposits and prepaid expenses	$9,892	$3,359

Non-current
Deposits for equipment purchase	$–	$110,761
Deposits related to power purchase agreement	17,000	20,000
Deposits related to operating site development	902	18,609
Deposits related to electricity supply under electricity supply agreement	8,522	6,252
Other	796	881
Total non-current deposits and prepaid expenses	$27,220	$156,503